Other (Expenses) Income, Net (Tables)	12 Months Ended
Dec. 31, 2018
Other Income And Expenses [Abstract]
Components of Other (Expense) Income, Net
Year ended December 31,	2016	2017	2018
Foreign exchange (loss) gain, net	$(8,294)	$8,582	$(1,297)
Interest income from finance lease receivable	16	—	—
Gain on disposal of idle property, plant and equipment	8	—	—
Income from selling residual scraps from demolished buildings	—	529	—
Loss from discontinued operations	(634)	(693)	—
Others	407	77	583
	$(8,497)	$8,495	$(714)

Summary of Financial Information for Discontinued Operations

Summarized financial information for the discontinued operations of the Company is as follows:

	2016	2017	2018
Net sales	—	—	—
Loss before income tax	(634)	(693)	—
Income tax expense	—	—	—
Loss from discontinued operations, net of income tax	(634)	(693)	—
Prepaid expenses and other receivables	74	79	—
Total assets	74	79	—
Accrued expenses and other payables	121	128	—
Total liabilities	121	128	—
Net liabilities of discontinued operations	(47)	(49)	—